Financial Expenses	12 Months Ended
Dec. 31, 2023
Financial Expenses
Financial Expenses

Note 12 Financial Expenses

Material accounting policy - financial expenses

Financial expenses mainly consist of interest expenses and unrealized foreign exchange losses. Foreign exchange gains and losses are netted.

	Year Ended December 31,
	2023	2022	2021
Interest on lease liabilities	(2,744)	(1,604)	(590)
Other interest expenses	(70,455)	(31,191)	(6,518)
Early repayment of loan	(35,397)	—	—
Other financial expenses	(5,753)	(4,874)	(2,145)
Total	(114,349)	(37,669)	(9,253)